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                       RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT


         SUPPLEMENT DATED JULY 27, 1998 TO THE PROSPECTUS DATED MAY 1, 1998

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following information replaces the second sentence in the section titled "THE SEPARATE ACCOUNT" on page I-14 of the Prospectus:

     The Separate Account is registered with the Securities and Exchange Commission (the "SEC") as an open-end management investment company with six diversified separate Subaccounts in addition to the Precious Metals Subaccount which is non-diversified, pursuant to the provisions of the Investment Company Act of 1940, as amended (the "1940 Act").


The following information replaces the first sentence in the section titled "THE SEPARATE ACCOUNT" on page II-1 of the Prospectus:

     The Separate Account is an open-end management investment company with six diversified separate Subaccounts in addition to the Precious Metals Subaccount which is non-diversified.


The following information is added after the sections on page I-16 and II-4, both titled "THE PRECIOUS METALS SUBACCOUNT":

     NON-DIVERSIFICATION. Since the Precious Metals Subaccount is non-diversified, it may invest in the securities of relatively few issuers. To the extent that the Precious Metals Subaccount invests a significant percentage of its assets in a limited number of issuers, it is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. The Precious Metals Subaccount intends, however, to comply with the applicable diversification requirements of the Code.


                PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
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                        RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT


                  SUPPLEMENT DATED JULY 27, 1998 TO THE STATEMENT OF
                       ADDITIONAL INFORMATION DATED MAY 1, 1998

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION, AND SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

The following information replaces the first investment restriction enumerated in the section titled "Investment Restrictions of the Subaccounts" on page 15 of the Statement of Additional Information:

     1. Purchase the securities of any issuer if the purchase would cause more than 5% of the value of the Subaccount's total assets to be invested in the securities of any one issuer (excluding U.S. Government Securities) or cause more than 10% of the voting securities of the issuer to be held by the Subaccount, except that up to 25% of the value of each Subaccount's total assets may be invested without regard to these restrictions. This restriction does not apply to the Precious Metals Subaccount.


          PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.